Travelers Portfolio Architect Annuity Prospectus:

The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Portfolio Architect Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.” You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. You r Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund	Putnam Variable Trust
Money Market Portfolio (Travelers)	Putnam VT International Equity Fund — Class IB Shares(3)
AllianceBernstein Variable Product Series Fund, Inc.	Putnam VT Small Cap Value Fund — Class IB Shares
AllianceBernstein Premier Growth Portfolio — Class B(1)	Salomon Brothers Variable Series Funds Inc.
American Funds Insurance Series	All Cap Fund — Class I(4)
Growth-Income Fund — Class 2 Shares	Investors Fund — Class I
Delaware VIP Trust	Large Cap Growth Fund — Class I
Delaware VIP REIT Series — Standard Class	Small Cap Growth Fund — Class I
Dreyfus Variable Investment Fund	The Travelers Series Trust
Dreyfus Variable Investment Fund — Appreciation Portfolio —	Convertible Securities Portfolio
Initial Shares	Disciplined Mid Cap Stock Portfolio
Dreyfus Variable Investment Fund — Developing Leaders	Equity Income Portfolio
Portfolio — Initial Shares(2)	Federated High Yield Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated Stock Portfolio
Mutual Shares Securities Fund — Class 2 Shares	Large Cap Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Lazard International Stock Portfolio
Greenwich Street Series Fund	Merrill Lynch Large Cap Core Portfolio(5)
Equity Index Portfolio — Class II Shares	MFS Emerging Growth Portfolio
Salomon Brothers Variable Emerging Growth Fund —	MFS Mid Cap Growth Portfolio
Class I Shares	Pioneer Fund Portfolio
Salomon Brothers Variable Growth & Income Fund —	Travelers Quality Bond Portfolio
Class I Shares	Travelers Series Fund Inc.
Janus Aspen Series	AIM Capital Appreciation Portfolio
Balanced Portfolio — Service Shares	MFS Total Return Portfolio
Global Life Sciences Portfolio — Service Shares	SB Adjustable Rate Income Portfolio — Class I Shares
Global Technology Portfolio — Service Shares	Strategic Equity Portfolio(6)
Worldwide Growth Portfolio — Service Shares	Van Kampen Life Investment Trust
Lazard Retirement Series, Inc.	Comstock Portfolio — Class II Shares
Lazard Retirement Small Cap Portfolio	Enterprise Portfolio — Class II Shares
Lord Abbett Series Fund, Inc.	Variable Insurance Products Fund II
Growth and Income Portfolio	Contrafund® Portfolio — Service Class 2
Mid-Cap Value Portfolio	Variable Insurance Products Fund III
PIMCO Variable Insurance Trust	Dynamic Capital Appreciation Portfolio — Service Class 2
Real Return Portfolio — Administrative Class	Mid Cap Portfolio — Service Class 2
Total Return Portfolio — Administrative Class

______________

(1)	Formerly Premier Growth Portfolio — Class B	(4)	Formerly Capital Fund — Class I
(2)	Formerly Small Cap Portfolio — Initial Shares	(5)	Formerly MFS Research Portfolio
(3)	Formerly Putnam VT International Growth Fund — Class IB Shares	(6)	Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

Supplemented December 17, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	34
Summary	5	Election of Options	34
Fee Table	8	Annuity Options	34
Condensed Financial Information	14	Income Options	35
The Annuity Contract	14	Variable Liquidity Benefit	35
Contract Owner Inquiries	15	Miscellaneous Contract Provisions	35
Purchase Payments	15	Right to Return	35
Accumulation Units	15	Termination	35
The Variable Funding Options	15	Required Reports	36
The Fixed Account	20	Suspension of Payments.	36
Charges and Deductions	20	The Separate Accounts	36
General	20	Performance Information	36
Withdrawal Charge	21	Federal Tax Considerations	37
Free Withdrawal Allowance	22	General Taxation of Annuities	37
Administrative Charges	22	Types of Contracts: Qualified or Nonqualified	38
Mortality and Expense Risk Charge	22	Qualified Annuity Contracts	38
Variable Liquidity Benefit Charge	22	Taxation of Qualified Annuity Contracts	38
E.S.P. Charge	22	Mandatory Distributions for Qualified Plans	38
GMWB Charge	23	Nonqualified Annuity Contracts	38
Variable Funding Option Expenses	23	Diversification Requirements for Variable
Premium Tax	23	Annuities	39
Changes in Taxes Based upon Premium or Value	23	Ownership of the Investments	39
Transfers	23	Taxation of Death Benefit Proceeds	39
Dollar Cost Averaging	24	Other Tax Considerations	40
Access to Your Money	25	Treatment of Charges for Optional Death
Guaranteed Minimum Withdrawal Benefit	25	Benefits	40
Systematic Withdrawals	27	Penalty Tax for Premature Distribution	40
Loans	27	Puerto Rico Tax Considerations	40
Ownership Provisions	27	Non-Resident Aliens	40
Types of Ownership	27	Other Information	40
Contract Owner	27	The Insurance Companies	40
Beneficiary	27	Financial Statements	41
Annuitant	28	Distribution of Variable Annuity Contracts	41
Death Benefit	28	Conformity with State and Federal Laws	42
Death Proceeds before the Maturity Date	28	Voting Rights	42
Enhanced Stepped-Up Provision (“E.S.P.”)	29	Legal Proceedings and Opinions	42
Payment of Proceeds	29	Appendix A: Condensed Financial
Spousal Contract Continuance	31	Information for The Travelers
Beneficiary Contract Continuance	31	Fund ABD for Variable Annuities	A-1
Planned Death Benefit	32	Appendix B: Condensed Financial
Death Proceeds after the Maturity Date	32	Information for The Travelers
The Annuity Period	32	Fund ABD II for Variable Annuities	B-1
Maturity Date	32	Appendix C: The Fixed Account	C-1
Allocation of Annuity	33	Appendix D: Contents of the Statement of
Variable Annuity	33	Additional Information	D-1
Fixed Annuity	34

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Portfolio Architect Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If you select the Enhanced Stepped-Up Provision (“E.S.P.”), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.

If you select the Guaranteed Minimum Withdrawal Benefit (“GMWB”), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn.( Please refer to The Annuity Period for a description of this benefit.)

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
    Guaranteed Minimum Withdrawal Benefit (“Principal Guarantee”). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you either 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving payments, every year until your Purchase Payment has been returned in full.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. (See Charges and Deductions in this prospectus for additional information.) Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Transaction Expenses

Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)

Contract Administrative Charges

Annual Contract Administrative Charge	$30(2)

Annual Separate Account Charges:
as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge (“M & E”) of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (“GMWB”), both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Annual Charges with No Optional Features Selected	1.40%
Optional E.S.P. Charge	0.20%
Total Separate Account Charges with E.S.P. only Selected	1.60%
Maximum Optional GMWB Charge	1.00%	(3)
Total Separate Account Charges with GMWB only Selected	2.40%
Total Separate Account Charges with E.S.P. and GMWB Selected	2.60%

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(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 7 years. The charge is as follows:

Years Since Purchase Payment Made

Greater than or Equal to	But less than	Withdrawal Charge
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

(2)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3)	The current charge for GMWB is 0.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. (Expenses that are deducted from fund assets, including management fees, distribution and/or 12b-1 fees, and other expenses.)

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution and/or 12b-1 fees, and other expenses.)	0.42%	10.76%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of the daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Capital Appreciation Fund	0.81%	—	0.03%	0.84%(14)
Money Market Portfolio	0.38%	—	0.04%	0.42%(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
American Funds Insurance Series
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Credit Suisse Trust
Emerging Markets Portfolio†	1.25%	—	0.64%	1.89%(2)
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	0.75%	—	0.09%	0.84%(3)
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	0.75%	—	0.06%	0.81%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(4)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%(5)
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(6)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	0.95%	—	0.61%	1.56%(16)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	0.65%	—	0.71%	1.36%(16)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(7)
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.22%	1.12%(7)
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.07%	0.97%(7)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(7)
Lazard Retirement Series, Inc.
Lazard Retirement Small Cap Portfolio	0.75%	0.25%	0.42%	1.42%(24)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	0.50%	—	0.46%	0.96%(8)
Mid-Cap Value Portfolio	0.75%	—	0.40%	1.15%(8)
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	0.25%	—	0.42%	0.67%(9)
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(10)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*†	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
Investors Fund — Class I	0.70%	—	0.11%	0.81%(11)
Large Cap Growth Fund — Class I	0.75%	—	10.01%	10.76%(12)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(14)
Disciplined Mid Cap Stock Portfolio	0.76%	—	0.09%	0.85%(14)
Equity Income Portfolio	0.75%	—	0.09%	0.84%(13)
Federated High Yield Portfolio	0.71%	—	0.18%	0.89%(14)
Federated Stock Portfolio	0.69%	—	0.15%	0.84%(14)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(15)
Lazard International Stock Portfolio	0.89%	—	0.17%	1.06%(16)
Merrill Lynch Large Cap Core Portfolio	0.86%	—	0.08%	0.94%(12)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(14)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(12)
Pioneer Fund Portfolio	0.81%	—	0.19%	1.00%(25)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(17)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(18)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(18)
Pioneer Strategic Income Portfolio†	0.75%	—	0.18%	0.93%(18)
SB Adjustable Rate Income Portfolio — Class I	0.60%	0.25%	0.21%	1.06%(23)
Strategic Equity Portfolio	0.80%	—	0.03%	0.83%(18)
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares*	0.60%	0.25%	0.09%	0.94%
Enterprise Portfolio — Class II Shares*	0.50%	0.25%	0.17%	0.92%(19)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(20)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(21)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(22)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	The Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(2)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2002, but this may be discontinued at any time. With such reductions, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.15% and 1.40%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2002, net of any fee waivers or expense reimbursements.

(3)	The Investment adviser for the Delaware VIP REIT Series is Delaware Management Company (“DMC”). For the period May 1, 2001 through April 30, 2002, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the adviser waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(4)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(5)	The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(6)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(7)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. All expenses are shown without the effect of any expense offset arrangements.

(8)	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect estimated expenses for the current fiscal year. For the year 2003, Lord Abbett & Co. LLC (Lord Abbett) has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio’s expenses to the extent necessary to maintain its “Other Expenses” at an aggregate of 0.40% of its average daily net assets.

(9)	“Other Expenses” reflects a 0.25% administrative fee, 0.01% representing the class’ pro rata Trustees’ fees, and 0.01% interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the
Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(10)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(11)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(12)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(13)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(14)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(15)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(16)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.25%.

(17)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(18)	Fund has a voluntary expense cap of 1.25%. Effective July 1, 2003, the Putnam Diversified Income Portfolio changed its name to the Pioneer Strategic Income Portfolio.

(19)	Because certain expenses were assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II were 0.85%.

(20)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(21)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63%.

(22)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

(23)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(24)	The Fund maintains a voluntary expense cap of 1.25%.

(25)	The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On April 22, 2003, the shareholders of the fund approved a new investment advisory agreement, which became effective May 1, 2003. Under the new agreement, the management fee increased by 0.10%. The management also includes a 0.06% fee for administrative services.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above. If you do not elect all the optional features, your expenses will be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annualized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Capital Appreciation Fund	890	1389	1913	3195	290	889	1513	3195
Money Market Portfolio (Travelers)	848	1264	1706	2786	248	764	1306	2786
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	891	1392	1918	3204	291	892	1518	3204
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	937	1527	2141	3631	337	1027	1741	3631
American Funds Insurance Series
Growth-Income Fund — Class 2 Shares	866	1317	1795	2964	266	817	1395	2964
Credit Suisse Trust
Emerging Markets Portfolio†	994	1695	2414	4138	394	1195	2014	4138
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	890	1389	1913	3195	290	889	1513	3195

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annualized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	884	1371	1884	3138	284	871	1484	3138
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	887	1380	1899	3166	287	880	1499	3166
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	912	1454	2020	3402	312	954	1620	3402
Templeton Growth Securities Fund — Class 2 Shares	918	1471	2049	3457	318	971	1649	3457
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	867	1320	1800	2973	267	820	1400	2973
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	962	1600	2259	3853	362	1100	1859	3853
Salomon Brothers Variable Growth & Income Fund — Class I Shares	942	1542	2165	3676	342	1042	1765	3676
Janus Aspen Series
Balanced Portfolio — Service Shares	898	1412	1952	3271	298	912	1552	3271
Global Life Sciences Portfolio — Service Shares	918	1471	2049	3457	318	971	1649	3457
Global Technology Portfolio — Service Shares	903	1427	1977	3318	303	927	1577	3318
Worldwide Growth Portfolio — Service Shares	901	1421	1967	3299	301	921	1567	3299
Lazard Retirement Series Inc.
Lazard Retirement Small Cap Portfolio	1007	1732	2474	4248	407	1232	2074	4248
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	902	1424	1972	3308	302	924	1572	3308
Mid-Cap Value Portfolio	921	1480	2064	3485	321	980	1664	3485
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	873	1338	1830	3032	273	838	1430	3032
Total Return Portfolio — Administrative Class	872	1335	1825	3022	272	835	1425	3022
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	986	1672	2376	4070	386	1172	1976	4070
Putnam VT International Equity Fund — Class IB Shares	930	1507	2107	3567	330	1007	1707	3567
Putnam VT Small Cap Value Fund — Class IB Shares	923	1486	2074	3503	323	986	1674	3503
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	903	1427	1977	3318	303	927	1577	3318
Investors Fund — Class I	887	1380	1899	3166	287	880	1499	3166
Large Cap Growth Fund — Class I	1829	3908	5660	8766	1229	3408	5260	8766
Small Cap Growth Fund — Class I	936	1524	2136	3622	336	1024	1736	3622
The Travelers Series Trust
Convertible Securities Portfolio	887	1380	1899	3166	287	880	1499	3166
Disciplined Mid Cap Stock Portfolio	891	1392	1918	3204	291	892	1518	3204

	If Contract is surrendered at the end of periods shown				If Contract is NOT surrendered or annualized at the end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

The Travelers Series Trust (continued)
Equity Income Portfolio	890	1389	1913	3195	290	889	1513	3195
Federated High Yield Portfolio	895	1404	1938	3242	295	904	1538	3242
Federated Stock Portfolio	890	1389	1913	3195	290	889	1513	3195
Large Cap Portfolio	891	1392	1918	3204	291	892	1518	3204
Lazard International Stock Portfolio	912	1454	2020	3402	312	954	1620	3402
Merrill Lynch Large Cap Core Portfolio	900	1418	1962	3289	300	918	1562	3289
MFS Emerging Growth Portfolio	895	1404	1938	3242	295	904	1538	3242
MFS Mid Cap Growth Portfolio	899	1415	1957	3280	299	915	1557	3280
Pioneer Fund Portfolio	965	1612	2278	3889	365	1112	1878	3889
Travelers Quality Bond Portfolio	850	1269	1715	2806	250	769	1315	2806
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	891	1392	1918	3204	291	892	1518	3204
MFS Total Return Portfolio	889	1386	1908	3185	289	886	1508	3185
Pioneer Strategic Income Portfolio†	899	1415	1957	3280	299	915	1557	3280
SB Adjustable Rate Portfolio — Class I	971	1629	2306	371	371	1129	1906	3941
Strategic Equity Portfolio	889	1386	1908	3185	289	886	1508	3185
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	900	1418	1962	3289	300	918	1562	3289
Enterprise Portfolio Class II Shares	898	1412	1952	3271	298	912	1552	3271
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	899	1415	1957	3280	299	915	1557	3280
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	1082	1950	2821	4864	482	1450	2421	4864
Mid Cap Portfolio — Service Class 2	901	1421	1967	3299	301	921	1567	3299

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Portfolio Architect Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Con tract Value”). The Contract Value also reflects all withdrawals made and charges deducted.

There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital. The Fund normally invests in equity securities of issuers of any size and in any industry.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short-term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Premier Equity Fund — Series I†	Seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management L.P.
American Funds Insurance Series
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Co.
Credit Suisse Trust
Emerging Markets Portfolio†	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies located in, or conducting a majority of their business, in emerging markets.	Credit Suisse Asset Management, LLC Subadviser: Credit Suisse Asset Management Limited
Delaware VIP Trust
Delaware VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. The Fund normally invests in companies that manage a portfolio of real estate to earn profits for shareholders (REITS).	Delaware Management Company

Funding Option	Investment Objective	Investment Adviser/Subadviser
Dreyfus Variable Investment Fund
Dreyfus Variable Investment Fund — Appreciation Portfolio — Initial Shares	Seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary objective. The Fund normally invests in common stocks of established companies.	The Dreyfus Corporation (“Dreyfus”) Subadviser: Fayez Sarofim & Co.
Dreyfus Variable Investment Fund — Developing Leaders Portfolio — Initial Shares	Seeks to maximize capital appreciation. The Fund normally invests in companies with market capitalizations of less than $2 billion at the time of purchase.	Dreyfus
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	Travelers Investment Management Co. (“TIMCO”)
Salomon Brothers Variable Emerging Growth Fund — Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Salomon Brothers Asset Management (“SBAM”)
Salomon Brothers Variable Growth & Income Fund — Class I Shares	Seeks income and long-term capital growth. The Fund normally invests in equity securities that provide dividend or interest income and it also invests in non-income producing stocks for potential appreciation in value.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies with a life science (e.g. health, personal care, pharmaceuticals) orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in securities of companies that are expected to benefit from advances or improvements in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Lazard Retirement Series Inc.
Lazard Retirement Small Cap Portfolio	Seeks long-term capital appreciation. The Fund normally invests in equity securities, principally common stocks, of relatively small U.S. companies that are believed to be undervalued based on their earnings, cash flow or asset values.	Lazard Asset Management, LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	Seeks long-term growth of capital and income without excessive fluctuations in market value. The Fund normally invests in equity securities of large, seasoned, U.S. and multinational companies believed to be undervalued.	Lord Abbett & Co.
Mid-Cap Value Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Lord Abbett & Co.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund normally invests in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments or government sponsored enterprises.	Pacific Investment Management Company LLC
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	SBAM
Investors Fund — Class I	Seeks long-term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Large Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with large market capitalizations.	SBAM
Small Cap Growth Fund — Class I	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. The Fund normally invests in the equity securities of companies with mid-size market capitalizations.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)

Funding Option	Investment Objective	Investment Adviser/Subadviser
The Travelers Series Trust (continued)
Federated High Yield Portfolio	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	TAMIC Subadviser: Federated Investment Management Company (“Federated”)
Federated Stock Portfolio	Seeks growth of income and capital. The Fund normally invests in equity securities that are selected on the basis of traditional research techniques.	TAMIC Subadviser: Federated
Large Cap Portfolio	Seeks long-term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities of non-U.S. domiciled companies located in developed markets.	TAMIC Subadviser: Lazard Asset Management
Merrill Lynch Large Cap Core Portfolio	Seeks long-term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
MFS Emerging Growth Portfolio	Seeks long-term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long-term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
Pioneer Fund Portfolio	Seeks reasonable income and capital growth. The Fund normally invests in equity securities that are carefully selected, reasonably priced securities.	TAMIC Subadviser: Pioneer Investment Management Inc.
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Pioneer Strategic Income Portfolio†	Seeks high current income. The Fund normally invests in the debt securities of a broad range of issuers and segments of the debt securities market.	TIA Subadviser: Pioneer Investment Management, Inc.
SB Adjustable Rate Portfolio — Class I	Seeks high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. The Fund normally invests in adjustable rate securities.	Smith Barney Fund Management, LLC
Strategic Equity Portfolio	Seeks capital appreciation. The Fund normally invests in equity securities, primarily in common stocks of domestic issuers, and is not constrained to any particular investment style.	TIA Subadviser: Fidelity Management & Research Company

Funding Option	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Enterprise Portfolio — Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

______________

†	Closed to new investors.

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted
We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made

Greater than or Equal to	But less than	Withdrawal Charge
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if an annuity payout has begun
    if an income option of at least five year’s duration is begun after the first Contract Year due to a minimum distribution under our minimum distribution rules then in effect

Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment

Greater than or Equal to	But less than	Surrender Charge
0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

(Please refer to The Annuity Period for a description of this benefit.)

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GMWB Charge

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred
        the number of transfers you made within the previous three months whether your transfers follow a pattern designed to take advantage of short term market fluctuations whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected fundi ng options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special

DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Guaranteed Minimum Withdrawal Benefit (“GMWB” or “Principal Guarantee”)

For an additional charge, you may elect GMWB, a living benefit that guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, (“RBB”), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit (“AWB”).

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

Withdrawals: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

	Assumes 15% gain on investment			Assumes 15% loss on investment
	Contract Value	RBB	AWB (5%)	Contract Value	RBB	AWB (5%)
Values As Of
Contract date	$100,000	$100,000	$5,000	$100,000	$100,000	$5,000
Immediately prior to withdrawal, Contract Year two	$115,000	$100,000	$5,000	$85,000	$100,000	$5,000
Immediately after withdrawal, Contract Year two	$105,000	$91,304 [100,000 – (100,000 ×10,000/115,000)]	$4,565 [5,000 – (5,000 ×10,000/115,000)]	$75,000	$88,235 [100,000 – (100,000 ×10,000/85,000)]	$4,412 [5,000 – (5,000 ×10,000/85,000)]

Change in Value Due to Withdrawal (Partial Surrender Reduction)	$10,000	$8,696	$435	$10,000	$11,765	$588

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. The current charge in effect at the time of the reset will apply. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.
    The total annual payment amount will equal the AWB and will never exceed your RBB, and

    We will no longer accept subsequent Purchase Payments into the Contract.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant and
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).

Death Proceeds before the Maturity Date

If the Annuitant or an owner is younger than age 80 on the Contract Date: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

            (1)   the Contract Value on the Death Report Date

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals or

            (3)   the step-up value (if any, as described below)

Step-Up Value. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 — $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

            50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 — 16,666 = $33,334

If the Annuitant or an owner is age 80 or older on the Contract Date: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

            (1)   the Contract Value on the Death Report Date or

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spouse elects to continue the Contract.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies) or, if none, to the surviving joint owner.	Unless the spouse elects to continue the Contract.

		A spouse who is not the beneficiary may decline to receive the proceeds and instruct the Company to pay the beneficiary who may elect to continue the Contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Beneficiary		No death proceeds are payable; Contract continues.	N/A

Contingent Beneficiary		No death proceeds are payable; Contract continues.	N/A

Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability — does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for Qualified Contracts and the Annuitant’s 75th birthday for Nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for Nonqualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options)

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than

$1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject t o minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your

Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is

an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washin gton Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Tower Square Securities. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. (“Tower Square”), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CitiStreet LLC. The Company has entered into an agreement with CitiStreet LLC (“CitiStreet”), an affiliate of the Company, whereby the Company pays CitiStreet fees in connection with CitiStreet’s provision of certain administrative, recordkeeping, marketing and support services in support of annuity contracts purchased from the Company in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. The Company will also provide compensation to CitiStreet LLC in connection with the sale of the Contracts to such plans.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

Appendix A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the variable charge of 1.60% = (Standard Death Benefit with E.S.P.).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (4/97)	2002	1.739	1.285	30,628,303
	2001	2.387	1.739	37,797,218
	2000	3.098	2.387	37,804,248
	1999	2.046	3.098	25,971,911
	1998	1.283	2.046	10,561,314
	1997	1.032	1.283	870,525
	1996	1.000	1.032	—

Money Market Portfolio (7/97)	2002	1.187	1.187	37,562,237
	2001	1.160	1.187	40,133,062
	2000	1.107	1.160	15,545,185
	1999	1.070	1.107	16,750,270
	1998	1.033	1.070	9,244,927
	1997	1.000	1.033	345,682

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (9/00)	2002	0.755	0.519	7,491,542
	2001	0.875	0.755	7,280,717

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	18,860,012
	2001	0.786	0.640	21,249,041
	2000	1.000	0.786	8,906,509

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (6/98)	2002	0.789	0.688	2,659,825
	2001	0.886	0.789	2,463,748
	2000	1.313	0.886	2,477,705
	1999	0.734	1.313	892,012
	1998	1.000	0.734	223,688

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (6/98)	2002	1.203	1.240	4,187,869
	2001	1.121	1.203	1,959,474
	2000	0.866	1.121	732,010
	1999	0.901	0.866	357,910
	1998	1.000	0.901	96,983

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/98)	2002	1.071	0.880	10,947,330
	2001	1.198	1.071	11,107,345
	2000	1.223	1.198	10,147,802
	1999	1.112	1.223	7,840,789
	1998	1.000	1.112	2,937,245

Small Cap Portfolio — Initial Shares (5/98)	2002	1.094	0.872	13,477,877
	2001	1.182	1.094	11,594,005
	2000	1.058	1.182	6,798,006
	1999	0.871	1.058	3,387,052
	1998	1.000	0.871	1,435,805

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	177,623

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.792	191,381

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/99)	2002	0.848	0.649	15,365,066
	2001	0.982	0.848	13,010,004
	2000	1.098	0.982	4,272,617
	1999	1.000	1.098	753,819

Salomon Brothers Variable Emerging Growth Fund — Class I (5/02)	2002	1.000	0.758	16,289

Salomon Brothers Variable Growth & Income Fund — Class I (5/02)	2002	1.000	0.800	85,414

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	14,830,766
	2001	0.972	0.911	13,475,207
	2000	1.000	0.972	4,934,773

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	3,729,488
	2001	1.135	0.931	4,102,883
	2000	1.000	1.135	1,951,454

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	11,940,339
	2001	0.672	0.415	10,706,223
	2000	1.000	0.672	5,661,986

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	15,628,277
	2001	0.798	0.609	16,824,804
	2000	1.000	0.798	7,908,763

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	20,028,983
	2001	1.000	1.053	4,888,796

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	3,980,191
	2001	1.000	0.857	1,555,346

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.088	0.877	1,357,973
	2001	1.000	1.088	432,357

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.806	0.560	299,898
	2001	1.000	0.806	269,501

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.529	1.130	11,108,929
	2001	1.522	1.529	5,065,288
	2000	1.305	1.522	907,328

Investors Fund — Class I (6/98)	2002	1.216	0.923	19,285,141
	2001	1.287	1.216	15,853,833
	2000	1.132	1.287	7,090,936
	1999	1.029	1.132	3,905,967
	1998	1.000	1.029	1,764,644

Large Cap Growth Fund — Class I (5/02)	2002	1.000	0.800	12,895

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	1,607,182
	2001	0.987	0.903	1,517,383
	2000	1.000	0.987	417,439

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.270	1.165	11,385,903
	2001	1.299	1.270	9,680,620
	2000	1.170	1.299	3,349,925
	1999	1.000	1.170	1,137,997
	1998	1.000	1.000	458,699

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	5,642,651
	2001	1.773	1.677	5,089,354
	2000	1.541	1.773	3,629,362
	1999	1.377	1.541	2,663,507
	1998	1.195	1.377	1,425,770
	1997	1.000	1.195	120,880

Equity Income Portfolio (5/97)	2002	1.521	1.291	25,581,166
	2001	1.652	1.521	27,130,603
	2000	1.535	1.652	22,535,737
	1999	1.484	1.535	19,892,863
	1998	1.339	1.484	12,301,819
	1997	1.026	1.339	639,656
	1996	1.000	1.026	—

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
Federated High Yield Portfolio (5/97)	2002	1.089	1.114	10,745,854
	2001	1.084	1.089	10,746,070
	2000	1.196	1.084	10,245,417
	1999	1.177	1.196	10,237,038
	1998	1.140	1.177	7,715,310
	1997	1.000	1.140	620,667

Federated Stock Portfolio (5/97)	2002	1.592	1.266	5,995,963
	2001	1.588	1.592	6,935,446
	2000	1.552	1.588	7,399,547
	1999	1.494	1.552	7,710,739
	1998	1.285	1.494	4,599,587
	1997	1.000	1.285	352,550

Large Cap Portfolio (6/97)	2002	1.459	1.111	21,047,983
	2001	1.790	1.459	24,478,964
	2000	2.123	1.790	22,306,844
	1999	1.665	2.123	15,562,311
	1998	1.245	1.665	6,662,550
	1997	1.023	1.245	491,869
	1996	1.000	1.023	—

Lazard International Stock Portfolio (5/97)	2002	0.928	0.796	13,668,745
	2001	1.275	0.928	15,755,872
	2000	1.460	1.275	14,943,761
	1999	1.216	1.460	10,264,070
	1998	1.095	1.216	6,533,760
	1997	1.027	1.095	849,629
	1996	1.000	1.027	—

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.915	0.675	2,775,596
	2001	1.197	0.915	3,043,071
	2000	1.285	1.197	2,244,673
	1999	1.054	1.285	1,352,776
	1998	1.000	1.054	149,981

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
MFS Emerging Growth Portfolio (4/97)	2002	1.371	0.889	14,224,892
	2001	2.179	1.371	17,469,577
	2000	2.766	2.179	16,347,854
	1999	1.587	2.766	11,222,748
	1998	1.198	1.587	5,891,811
	1997	1.004	1.198	528,553
	1996	1.000	1.004	—

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	17,198,804
	2001	1.721	1.295	17,692,810
	2000	1.595	1.721	10,884,619
	1999	0.985	1.595	3,220,420
	1998	1.000	0.985	696,846

Travelers Quality Bond Portfolio (5/97)	2002	1.257	1.311	38,055,248
	2001	1.190	1.257	30,037,629
	2000	1.128	1.190	16,565,402
	1999	1.131	1.128	13,396,194
	1998	1.057	1.131	9,328,606
	1997	1.001	1.057	378,758
	1996	1.000	1.001	—

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (9/00)	2002	0.588	0.442	5,204,466
	2001	0.783	0.588	5,177,186

MFS Total Return Portfolio (5/97)	2002	1.496	1.397	42,905,992
	2001	1.517	1.496	38,437,801
	2000	1.319	1.517	29,382,873
	1999	1.303	1.319	27,173,225
	1998	1.183	1.303	16,380,184
	1997	1.000	1.183	962,287

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Pioneer Strategic Income Portfolio (5/97)	2002	1.069	1.116	2,458,578
	2001	1.040	1.069	3,562,219
	2000	1.059	1.040	3,631,654
	1999	1.062	1.059	3,396,677
	1998	1.070	1.062	1,955,397
	1997	1.007	1.070	51,659
	1996	1.000	1.007	—

Strategic Equity Portfolio (6/97)	2002	1.508	0.988	25,280,072
	2001	1.765	1.508	31,918,323
	2000	2.189	1.765	32,922,575
	1999	1.679	2.189	25,024,627
	1998	1.319	1.679	13,211,206
	1997	1.037	1.319	1,062,634
	1996	1.000	1.037	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	6,548,811
	2001	1.069	1.024	3,476,351

Enterprise Portfolio — Class II Shares (12/00)	2002	0.781	0.542	592,083
	2001	0.997	0.781	522,639

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	9,701,628
	2001	0.923	0.796	8,023,592
	2000	1.000	0.923	3,113,370

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (12/00)	2002	0.673	0.614	240,022
	2001	0.957	0.673	12,128

Mid Cap Portfolio — Service Class 2 (12/00)	2002	0.999	0.887	5,310,526
	2001	1.000	0.999	1,727,443

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (4/97)	2002	1.737	1.280	40,937
	2001	2.387	1.737	53,852

Money Market Portfolio (7/97)	2002	1.185	1.182	—
	2001	1.160	1.185	—

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (9/00)	2002	0.754	0.517	1,313
	2001	0.875	0.754	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.639	0.435	35,399
	2001	0.786	0.639	31,971

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (6/98)	2002	0.788	0.686	1,211
	2001	0.886	0.788	—

Delaware VIP Trust
VIP REIT Series — Standard Class (6/98)	2002	1.201	1.235	28,968
	2001	1.121	1.201	26,587

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (5/98)	2002	1.069	0.876	46,073
	2001	1.198	1.069	47,043

Small Cap Portfolio — Initial Shares (5/98)	2002	1.092	0.869	12,139
	2001	1.182	1.092	2,257

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.844	—

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.791	—

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (6/99)	2002	0.847	0.647	59,536
	2001	0.982	0.847	56,525

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund (continued)
Salomon Brothers Variable Emerging Growth Fund — Class I (5/02)	2002	1.000	0.757	—

Salomon Brothers Variable Growth & Income Fund — Class I (5/02)	2002	1.000	0.799	—

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.910	0.836	349,207
	2001	0.972	0.910	334,095

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.930	0.645	9,514
	2001	1.135	0.930	9,514

Global Technology Portfolio — Service Shares (5/00)	2002	0.414	0.241	—
	2001	0.672	0.414	—

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.608	0.444	178,641
	2001	0.798	0.608	259,969

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.129	3,948
	2001	1.000	1.051	289,359

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.694	—
	2001	1.000	0.856	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.087	0.874	4,646
	2001	1.000	1.087	—

Putnam VT Voyager II Fund — Class IB Shares (5/01)	2002	0.805	0.558	—
	2001	1.000	0.805	—

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (10/98)	2002	1.527	1.126	164,831
	2001	1.522	1.527	133,745

Investors Fund — Class I (6/98)	2002	1.214	0.920	340,212
	2001	1.287	1.214	197,379

Large Cap Growth Fund — Class I (5/02)	2002	1.000	0.799	—

Small Cap Growth Fund — Class I (5/00)	2002	0.901	0.579	217,040
	2001	0.987	0.901	94,940

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.268	1.161	28,571
	2001	1.299	1.268	25,172

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.675	1.412	12,327
	2001	1.773	1.675	11,704

Equity Income Portfolio (5/97)	2002	1.519	1.287	64,328
	2001	1.652	1.519	89,211

Federated High Yield Portfolio (5/97)	2002	1.088	1.110	19,150
	2001	1.084	1.088	19,686

Federated Stock Portfolio (5/97)	2002	1.589	1.262	—
	2001	1.588	1.589	—

Large Cap Portfolio (6/97)	2002	1.457	1.107	108,235
	2001	1.790	1.457	138,251

Lazard International Stock Portfolio (5/97)	2002	0.926	0.793	1,301
	2001	1.275	0.926	—

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.914	0.673	5,321
	2001	1.197	0.914	5,234

MFS Emerging Growth Portfolio (4/97)	2002	1.369	0.886	—
	2001	2.179	1.369	—

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
MFS Mid Cap Growth Portfolio (4/98)	2002	1.293	0.651	4,108
	2001	1.721	1.293	3,615

Travelers Quality Bond Portfolio (5/97)	2002	1.255	1.306	89,378
	2001	1.190	1.255	34,750

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (9/00)	2002	0.587	0.440	—
	2001	0.783	0.587	—

MFS Total Return Portfolio (5/97)	2002	1.493	1.392	46,137
	2001	1.517	1.493	139,865

Pioneer Strategic Income Portfolio (5/97)	2002	1.067	1.112	—
	2001	1.040	1.067	—

Strategic Equity Portfolio (6/97)	2002	1.506	0.984	—
	2001	1.765	1.506	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.023	0.811	511,591
	2001	1.069	1.023	554,533

Enterprise Portfolio — Class II Shares (12/00)	2002	0.779	0.540	162,175
	2001	0.997	0.779	249,534

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.795	0.707	173,492
	2001	0.923	0.795	67,791

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (12/00)	2002	0.672	0.612	—
	2001	0.957	0.672	—

Mid Cap Portfolio — Service Class 2 (12/00)	2002	0.998	0.883	99,631
	2001	1.000	0.998	4,842

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new Contract Owners

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit without E.S.P.) and the variable charge of 1.60% = (Standard Death Benefit with E.S.P.).

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (12/96)	2002	1.739	1.285	42,634,828
	2001	2.387	1.739	53,418,968
	2000	3.098	2.387	61,812,417
	1999	2.046	3.098	46,942,401
	1998	1.283	2.046	23,010,432
	1997	1.032	1.283	6,344,051
	1996	1.000	1.032	29,824

Money Market Portfolio (2/97)	2002	1.187	1.187	50,704,937
	2001	1.160	1.187	58,256,805
	2000	1.107	1.160	34,878,359
	1999	1.070	1.107	37,736,754
	1998	1.033	1.070	16,762,447
	1997	1.000	1.033	5,369,177

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (4/01)	2002	0.755	0.519	4,949,369
	2001	0.875	0.755	3,727,475

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.640	0.436	17,729,828
	2001	0.786	0.640	18,982,017
	2000	1.000	0.786	13,647,974

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/98)	2002	0.789	0.688	4,787,661
	2001	0.886	0.789	4,624,645
	2000	1.313	0.886	4,854,365
	1999	0.734	1.313	2,521,807
	1998	1.000	0.734	780,839

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Delaware VIP Trust
VIP REIT Series — Standard Class (5/98)	2002	1.203	1.240	4,376,831
	2001	1.121	1.203	2,866,778
	2000	0.866	1.121	2,273,183
	1999	0.901	0.866	1,280,359
	1998	1.000	0.901	632,612

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (4/98)	2002	1.071	0.880	10,611,490
	2001	1.198	1.071	11,636,949
	2000	1.223	1.198	12,271,080
	1999	1.112	1.223	10,488,399
	1998	1.000	1.112	2,833,960

Small Cap Portfolio — Initial Shares (4/98)	2002	1.094	0.872	19,868,161
	2001	1.182	1.094	19,065,688
	2000	1.058	1.182	13,636,390
	1999	0.871	1.058	7,815,322
	1998	1.000	0.871	3,051,249

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.845	201,578

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.792	508,837

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.848	0.649	16,724,050
	2001	0.982	0.848	16,104,947
	2000	1.098	0.982	10,807,508
	1999	1.000	1.098	3,460,443

Salomon Brothers Variable Emerging Growth Fund — Class I (7/02)	2002	1.000	0.758	58,025

Salomon Brothers Variable Growth & Income Fund — Class I (7/02)	2002	1.000	0.800	30,873

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	15,615,585
	2001	0.972	0.911	12,635,819
	2000	1.000	0.972	5,246,201

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.931	0.647	2,609,664
	2001	1.135	0.931	3,200,999
	2000	1.000	1.135	2,447,663

Global Technology Portfolio — Service Shares (5/00)	2002	0.415	0.242	7,815,420
	2001	0.672	0.415	9,044,726
	2000	1.000	0.672	7,604,465

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	22,039,418
	2001	0.798	0.609	22,841,930
	2000	1.000	0.798	13,421,744

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.053	1.132	23,164,168
	2001	1.000	1.053	5,336,214

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.857	0.696	2,571,497
	2001	1.000	0.857	999,717

Putnam VT Small Cap Value Fund — Class IB Shares (6/01)	2002	1.088	0.877	2,277,647
	2001	1.000	1.088	816,572

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.806	0.560	392,679
	2001	1.000	0.806	154,441

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.529	1.130	14,322,306
	2001	1.522	1.529	12,398,140
	2000	1.305	1.522	5,750,512

Investors Fund — Class I (4/98)	2002	1.216	0.923	19,758,109
	2001	1.287	1.216	19,646,073
	2000	1.132	1.287	12,889,045
	1999	1.029	1.132	8,670,638
	1998	1.000	1.029	3,232,444

Large Cap Growth Fund — Class I (7/02)	2002	1.000	0.800	37,706

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	5,433,439
	2001	0.987	0.903	4,642,573
	2000	1.000	0.987	2,056,506

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.270	1.165	12,056,558
	2001	1.299	1.270	12,986,021
	2000	1.170	1.299	7,553,759
	1999	1.000	1.170	2,431,429

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.677	1.417	8,864,245
	2001	1.773	1.677	8,489,614
	2000	1.541	1.773	8,454,275
	1999	1.377	1.541	6,716,626
	1998	1.195	1.377	5,142,990
	1997	1.000	1.195	1,668,733

Equity Income Portfolio (12/96)	2002	1.521	1.291	34,048,348
	2001	1.652	1.521	37,812,927
	2000	1.535	1.652	37,849,058
	1999	1.484	1.535	35,687,217
	1998	1.339	1.484	25,733,333
	1997	1.026	1.339	6,719,150
	1996	1.000	1.026	30,196

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
Federated High Yield Portfolio (1/97)	2002	1.089	1.114	17,457,622
	2001	1.084	1.089	18,647,220
	2000	1.196	1.084	19,736,049
	1999	1.177	1.196	22,260,856
	1998	1.140	1.177	18,811,555
	1997	1.000	1.140	4,566,993

Federated Stock Portfolio (1/97)	2002	1.592	1.266	10,775,970
	2001	1.588	1.592	12,221,263
	2000	1.552	1.588	13,157,332
	1999	1.494	1.552	14,406,177
	1998	1.285	1.494	11,892,034
	1997	1.000	1.285	3,816,999

Large Cap Portfolio (12/96)	2002	1.459	1.111	27,044,542
	2001	1.790	1.459	31,933,410
	2000	2.123	1.790	34,231,282
	1999	1.665	2.123	28,051,763
	1998	1.245	1.665	15,040,703
	1997	1.023	1.245	4,815,858
	1996	1.000	1.023	7,800

Lazard International Stock Portfolio (12/96)	2002	0.928	0.796	26,640,453
	2001	1.275	0.928	31,145,128
	2000	1.460	1.275	30,394,514
	1999	1.216	1.460	25,226,349
	1998	1.095	1.216	17,270,810
	1997	1.027	1.095	5,694,288
	1996	1.000	1.027	5,702

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.915	0.675	1,529,363
	2001	1.197	0.915	2,090,679
	2000	1.285	1.197	1,772,277
	1999	1.054	1.285	669,474
	1998	1.000	1.054	211,400

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
MFS Emerging Growth Portfolio (12/96)	2002	1.371	0.889	20,932,892
	2001	2.179	1.371	25,825,528
	2000	2.766	2.179	29,190,353
	1999	1.587	2.766	22,881,721
	1998	1.198	1.587	15,538,984
	1997	1.004	1.198	4,218,974
	1996	1.000	1.004	31,886

MFS Mid Cap Growth Portfolio (4/98)	2002	1.295	0.653	14,799,098
	2001	1.721	1.295	16,854,809
	2000	1.595	1.721	14,558,647
	1999	0.985	1.595	4,760,902
	1998	1.000	0.985	965,761

Travelers Quality Bond Portfolio (12/96)	2002	1.257	1.311	32,768,047
	2001	1.190	1.257	35,205,769
	2000	1.128	1.190	26,960,877
	1999	1.131	1.128	26,069,226
	1998	1.057	1.131	15,435,236
	1997	1.001	1.057	3,137,736
	1996	1.000	1.001	95,203

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/00)	2002	0.588	0.442	2,972,707
	2001	1.000	0.588	2,101,669

MFS Total Return Portfolio (1/97)	2002	1.496	1.397	56,799,646
	2001	1.517	1.496	58,954,968
	2000	1.319	1.517	53,326,538
	1999	1.303	1.319	54,290,552
	1998	1.183	1.303	42,017,841
	1997	1.000	1.183	9,959,634

Pioneer Strategic Income Portfolio (12/96)	2002	1.069	1.116	4,569,590
	2001	1.040	1.069	5,471,566
	2000	1.059	1.040	5,247,966
	1999	1.062	1.059	4,489,463
	1998	1.070	1.062	3,797,291
	1997	1.007	1.070	1,132,608
	1996	1.000	1.007	3,300

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc. (continued)
Strategic Equity Portfolio (12/96)	2002	1.508	0.988	39,829,841
	2001	1.765	1.508	49,964,273
	2000	2.189	1.765	55,775,319
	1999	1.679	2.189	47,167,905
	1998	1.319	1.679	31,011,054
	1997	1.037	1.319	8,259,362
	1996	1.000	1.037	2,250

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.024	0.814	13,051,055
	2001	1.069	1.024	8,766,086

Enterprise Portfolio — Class II Shares (5/98)	2002	0.781	0.542	2,652,351
	2001	0.997	0.781	2,530,977

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	10,767,860
	2001	0.923	0.796	8,215,904
	2000	1.000	0.923	3,718,600

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (6/01)	2002	0.673	0.614	1,029,633
	2001	0.957	0.673	101,442

Mid Cap Portfolio — Service Class 2 (1/01)	2002	0.999	0.887	4,832,433
	2001	0.999	0.999	1,308,941

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Capital Appreciation Fund (12/96)	2002	1.737	1.280	270,019
	2001	2.040	1.737	336,154

Money Market Portfolio (2/97)	2002	1.185	1.182	496,277
	2001	1.169	1.185	360,510

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I (4/01)	2002	0.754	0.517	357,964
	2001	0.830	0.754	241,521

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (5/00)	2002	0.639	0.435	661,958
	2001	0.712	0.639	324,584

Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio (5/98)	2002	0.788	0.686	22,508
	2001	0.916	0.788	20,143

Delaware VIP Trust
VIP REIT Series — Standard Class (5/98)	2002	1.201	1.235	140,640
	2001	1.097	1.201	50,526

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares (4/98)	2002	1.069	0.876	371,768
	2001	1.143	1.069	336,104

Small Cap Portfolio — Initial Shares (4/98)	2002	1.092	0.869	379,872
	2001	1.131	1.092	96,701

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.844	—

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.791	10,262

Greenwich Street Series Fund
Equity Index Portfolio — Class II Shares (5/99)	2002	0.847	0.647	503,511
	2001	0.916	0.847	422,599

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund (continued)
Salomon Brothers Variable Emerging Growth Fund — Class I (7/02)	2002	1.000	0.757	—

Salomon Brothers Variable Growth & Income Fund — Class I (7/02)	2002	1.000	0.799	—

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.910	0.836	1,889,750
	2001	0.949	0.910	1,393,717

Global Life Sciences Portfolio — Service Shares (5/00)	2002	0.930	0.645	146,706
	2001	0.904	0.930	95,078

Global Technology Portfolio — Service Shares (5/00)	2002	0.414	0.241	387,276
	2001	0.524	0.414	175,237

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.608	0.444	2,427,740
	2001	0.715	0.608	2,406,047

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.051	1.129	604,082
	2001	1.000	1.051	103,986

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (5/01)	2002	0.856	0.694	74,910
	2001	1.000	0.856	24,093

Putnam VT Small Cap Value Fund — Class IB Shares (6/01)	2002	1.087	0.874	57,411
	2001	1.000	1.087	27,820

Putnam VT Voyager II Fund — Class IB Shares (7/01)	2002	0.805	0.558	89,067
	2001	1.000	0.805	7,226

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.527	1.126	1,870,724
	2001	1.587	1.527	1,558,759

Investors Fund — Class I (4/98)	2002	1.214	0.920	1,382,902
	2001	1.308	1.214	1,037,329

Large Cap Growth Fund — Class I (7/02)	2002	1.000	0.799	—

Small Cap Growth Fund — Class I (5/00)	2002	0.901	0.579	1,204,866
	2001	0.904	0.901	940,675

The Travelers Series Trust
Convertible Securities Portfolio (5/98)	2002	1.268	1.161	484,977
	2001	1.313	1.268	279,787

Disciplined Mid Cap Stock Portfolio (6/97)	2002	1.675	1.412	115,579
	2001	1.675	1.675	60,704

Equity Income Portfolio (12/96)	2002	1.519	1.287	1,313,576
	2001	1.607	1.519	841,328

Federated High Yield Portfolio (1/97)	2002	1.088	1.110	223,221
	2001	1.170	1.088	142,360

Federated Stock Portfolio (1/97)	2002	1.589	1.262	58,964
	2001	1.629	1.589	49,959

Large Cap Portfolio (12/96)	2002	1.457	1.107	697,276
	2001	1.635	1.457	580,647

Lazard International Stock Portfolio (12/96)	2002	0.926	0.793	91,836
	2001	1.207	0.926	31,327

Merrill Lynch Large Cap Core Portfolio (5/98)	2002	0.914	0.673	19,612
	2001	1.080	0.914	30,471

MFS Emerging Growth Portfolio (12/96)	2002	1.369	0.886	92,230
	2001	1.719	1.369	89,035

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm, .20 ESP = 1.60% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

The Travelers Series Trust (continued)
MFS Mid Cap Growth Portfolio (4/98)	2002	1.293	0.651	359,238
	2001	1.491	1.293	72,577

Travelers Quality Bond Portfolio (12/96)	2002	1.255	1.306	567,356
	2001	1.235	1.255	84,704

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (10/00)	2002	0.587	0.440	71,936
	2001	0.683	0.587	—

MFS Total Return Portfolio (1/97)	2002	1.493	1.392	892,719
	2001	1.523	1.493	354,027

Pioneer Strategic Income Portfolio (12/96)	2002	1.067	1.112	—
	2001	1.083	1.067	—

Strategic Equity Portfolio (12/96)	2002	1.506	0.984	182,286
	2001	1.749	1.506	118,014

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (12/00)	2002	1.023	0.811	7,429,824
	2001	1.089	1.023	5,630,049

Enterprise Portfolio — Class II Shares (5/98)	2002	0.779	0.540	1,392,298
	2001	0.850	0.779	1,289,753

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.795	0.707	1,448,191
	2001	0.845	0.795	812,432

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (6/01)	2002	0.672	0.612	—
	2001	0.780	0.672	—

Mid Cap Portfolio — Service Class 2 (1/01)	2002	0.998	0.883	645,680
	2001	0.984	0.998	422,120

Notes

Effective January 2, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio changed its name to Developing Leaders Portfolio.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio is no longer available to new Contract Owners

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.

Name:

Address:

D-1

L-20686	May 1, 2003 (12/03)

Travelers Premier Advisers Annuity Prospectus:
The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Premier Advisers Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Janus Aspen Series	The Universal Institutional Funds, Inc. (continued)
Balanced Portfolio — Service Shares	Mid Cap Growth Portfolio, Class I
Capital Appreciation Portfolio — Service Shares	Technology Portfolio, Class I
Mid Cap Value Portfolio — Service Shares	U.S. Mid Cap Core Portfolio, Class I(2)
Worldwide Growth Portfolio — Service Shares	U.S. Real Estate Securities Portfolio, Class I
Salomon Brothers Variable Series Funds Inc.	Value Portfolio, Class I
All Cap Fund — Class I(1)	Van Kampen Life Investment Trust
High Yield Bond Fund — Class I	Comstock Portfolio Class I Shares
Investors Fund — Class I	Emerging Growth Portfolio Class I Shares
Small Cap Growth Fund — Class I	Enterprise Portfolio Class I Shares
Strategic Bond Fund — Class I	Government Portfolio Class I Shares
The Travelers Series Trust	Growth and Income Portfolio Class I Shares
Equity Income Portfolio	Money Market Portfolio Class I Shares
Large Cap Portfolio	Variable Insurance Products Fund II
The Universal Institutional Funds, Inc.	Contrafund® Portfolio — Service Class 2
Emerging Markets Equity Portfolio, Class I	Variable Insurance Products Fund III
Equity Growth Portfolio, Class I	Mid Cap Portfolio — Service Class 2
Global Value Equity Portfolio, Class I

______________

(1)	Formerly Capital Fund — Class I	(2)	Formerly Mid Cap Value Portfolio — Class I

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003
Supplemented December 16, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	26
Summary	5	Election of Options	26
Fee Table	8	Annuity Options	26
Condensed Financial Information	11	Income Options	27
The Annuity Contract	11	Variable Liquidity Benefit	27
Contract Owner Inquiries	12	Miscellaneous Contract Provisions	27
Purchase Payments	12	Right to Return	27
Accumulation Units	12	Termination	27
The Variable Funding Options	12	Required Reports	28
The Fixed Account	15	Suspension of Payments	28
Charges and Deductions	15	The Separate Accounts	28
General	15	Performance Information	28
Withdrawal Charge	16	Federal Tax Considerations	29
Free Withdrawal Allowance	17	General Taxation of Annuities	29
Administrative Charges	17	Types of Contracts: Qualified or Nonqualified	30
Mortality and Expense Risk Charge	17	Qualified Annuity Contracts	30
Variable Liquidity Benefit Charge	17	Taxation of Qualified Annuity Contracts	30
Variable Funding Option Expenses	17	Mandatory Distributions for Qualified Plans	30
Premium Tax	18	Nonqualified Annuity Contracts	30
Changes in Taxes Based Upon		Diversification Requirements for
Premium or Value	18	Variable Annuities	31
Transfers	18	Ownership of the Investments	31
Dollar Cost Averaging	19	Taxation of Death Benefit Proceeds	31
Access to Your Money	19	Other Tax Considerations	32
Systematic Withdrawals	20	Treatment of Charges for Optional
Loans	20	Death Benefits	32
Ownership Provisions	20	Penalty Tax for Premature Distribution	32
Types of Ownership	20	Puerto Rico Tax Considerations	32
Contract Owner	20	Non-Resident Aliens	32
Beneficiary	21	Other Information	32
Annuitant	21	The Insurance Companies	32
Death Benefit	21	Financial Statements	33
Death Proceeds before the Maturity Date	21	Distribution of Variable Annuity Contracts	33
Payment of Proceeds	22	Conformity with State and Federal Laws	34
Beneficiary Contract Continuance	23	Voting Rights	34
Planned Death Benefit	24	Legal Proceedings and Opinions	34
Death Proceeds after the Maturity Date	24	Appendix A: Condensed Financial
The Annuity Period	24	Information for The Travelers Insurance
Maturity Date	24	Company: Fund ABD	A-1
Allocation of Annuity	25	Appendix B: Condensed Financial
Variable Annuity	25	Information for The Travelers Life and
Fixed Annuity	26	Annuity Company: Fund ABD II	B-1
		Appendix C: The Fixed Account	C-1
		Appendix D: Contents of the Statement of
		Additional Information	D-1

2

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

3

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

4

Summary:
Travelers Premier Advisers Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this

5

Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout

6

phase, the person you have chosen as your beneficiary will receive a death benefit. You may also choose to purchase the Enhanced Stepped-Up Provision, which, for a fee, may increase the amount of the death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal contract continuance or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
7

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

Transaction Expenses

Withdrawal Charge	6%(1)
(as a percentage of the Purchase Payments withdrawn)

Contract Administrative Charges

Annual Contract Administrative Charge	$30(2)

Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%

Total Separate Account Charges	1.40%

Variable Funding Option Expenses

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses (Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.)	0.67%	1.98%

________________________________

(1)	The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 7 years. The charge is as follows:

Years Since Purchase Payment Made

Greater than or Equal to	But less than	Withdrawal Charge

0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

(2)	We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

8

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)
(as a percentage of average daily net assets of the funding option as of December 31, 2002, unless otherwise indicated)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(1)
Capital Appreciation Portfolio — Service Shares*	0.65%	0.25%	0.02%	0.92%(1)
Mid Cap Value Portfolio — Service Shares*	0.65%	0.25%	0.44%	1.34%(2)
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%(1)
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
High Yield Bond Fund — Class I	0.75%	—	0.77%	1.52%(4)
Investors Fund — Class I	0.70%	—	0.11%	0.81%(3)
Small Cap Growth Fund — Class I	0.75%	—	0.55%	1.30%
Strategic Bond Fund — Class I	0.75%	—	0.26%	1.01%(4)
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(5)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(6)
The Universal Institutional Funds, Inc.
Emerging Markets Equity Portfolio, Class I	1.25%	—	0.68%	1.93%(7)
Equity Growth Portfolio, Class I	0.55%	—	0.40%	0.95%(7)
Global Value Equity Portfolio, Class I	0.80%	—	0.47%	1.27%(7)
Mid Cap Growth Portfolio, Class I	0.75%	—	0.53%	1.28%(7)
Technology Portfolio, Class I	0.80%	—	0.49%	1.29%(7)
U.S. Mid Cap Core Portfolio, Class I	0.75%	—	0.37%	1.12%(7)
U.S. Real Estate Securities Portfolio, Class I	0.80%	—	0.32%	1.12%(7)
Value Portfolio, Class I	0.55%	—	0.41%	0.96%(7)
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	0.60%	—	0.09%	0.69%
Emerging Growth Portfolio Class I Shares	0.70%	—	0.08%	0.78%
Enterprise Portfolio Class I Shares	0.50%	—	0.17%	0.67%(8)
Government Portfolio Class I Shares	0.50%	—	0.18%	0.68%(9)
Growth and Income Portfolio Class I Shares	0.60%	—	0.11%	0.71%
Money Market Portfolio Class I Shares	0.50%	—	0.21%	0.71%(10)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(11)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(12)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

9

Notes

(1)	Expenses for all Portfolios are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.

(2)	Since the Portfolio did not commence operations until on or after December 31, 2002 “Other Expenses” are based upon estimated expenses the Portfolio expects to incur during it's initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

(3)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(4)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(5)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(6)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(7)	The total net operating expenses has been reduced to reflect the waiver of a portion or all of the management fee and the reimbursement by the portfolio’s Adviser to the extent the total operating expenses exceed the following percentage: Emerging Markets Equity Portfolio 1.81%, Equity Growth Portfolio 0.85%, Global Value Equity Portfolio 1.15%, Mid Cap Growth Portfolio 1.05%, Small Company Growth Portfolio 1.20%, Technology Portfolio 1.15%, U.S. Mid Cap Core Portfolio 1.05%, U.S. Real Estate Securities Portfolio 1.10% and Value Portfolio 0.85%.

(8)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class I would have been 0.60%.

(9)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Government Portfolio Class I would have been 0.60%.

(10)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Money Market Portfolio Class I would have been 0.60%.

(11)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(12)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above. The examples also reflect the annual contract administrative charge.

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	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Janus Aspen Series
Balanced Portfolio — Service Shares	858	1292	1752	2879	258	792	1352	2879
Capital Appreciation Portfolio — Service Shares	858	1292	1752	2879	258	792	1352	2879
Mid Cap Value Portfolio — Service Shares	899	1417	1959	3284	299	917	1559	3284
Worldwide Growth Portfolio — Service Shares	861	1301	1767	2909	261	801	1367	2909
Small Cap Growth Fund — Class I	895	1405	1940	3246	295	905	1540	3246
Strategic Bond Fund — Class I	867	1319	1797	2968	267	819	1397	2968
The Travelers Series Trust
Equity Income Portfolio	850	1268	1713	2800	250	768	1313	2800
Large Cap Portfolio	851	1271	1717	2810	251	771	1317	2810
The Universal Institutional Funds, Inc.
Emerging Markets Equity Portfolio, Class I	958	1589	2242	3822	358	1089	1842	3822
Equity Growth Portfolio, Class I	861	1301	1767	2909	261	801	1367	2909
Global Value Equity Portfolio, Class I	892	1396	1925	3218	292	896	1525	3218
Mid Cap Growth Portfolio, Class I	893	1399	1930	3227	293	899	1530	3227
Technology Portfolio, Class I	894	1402	1935	3237	294	902	1535	3237
U.S. Mid Cap Core Portfolio, Class I	878	1351	1851	3074	278	851	1451	3074
U.S. Real Estate Securities Portfolio, Class I	878	1351	1851	3074	278	851	1451	3074
Value Portfolio, Class I	862	1304	1772	2919	262	804	1372	2919
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	835	1223	1637	2650	235	723	1237	2650
Emerging Growth Portfolio Class I Shares	844	1250	1682	2740	244	750	1282	2740
Enterprise Portfolio Class I Shares	832	1217	1627	2629	232	717	1227	2629
Government Portfolio Class I Shares	834	1220	1632	2640	234	720	1232	2640
Growth and Income Portfolio, Class I Shares	837	1229	1647	2670	237	729	1247	2670
Money Market Portfolio Class I Shares	837	1229	1647	2670	237	729	1247	2670
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	859	1295	1757	2889	259	795	1357	2889
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	861	1301	1767	2909	261	801	1367	2909

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Premier Advisers Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

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You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

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You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

Administrative, Marketing and Support Service Fees. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from an Underlying Fund’s assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Underlying Fund.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long term capital growth, consistent with preservation of capital and balanced by current income. The Fund normally invests in common stocks selected for their growth potential and other securities selected for their income potential.	Janus Capital Corp. (“Janus Capital”)
Capital Appreciation Portfolio — Service Shares	Seeks long-term growth of capital. The Fund normally invests in common stocks selected for their growth potential.	Janus Capital
Mid Cap Value Portfolio — Service Shares	Seeks capital appreciation. The Fund normally invests in common stocks of mid-sized companies believed to be undervalued.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with the preservation of capital. The Fund normally invests in the common stocks of companies of any size throughout the world.	Janus Capital
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund — Class I	Seeks total return consistent with the preservation of capital. The Fund normally invests in high yield fixed-income securities issued by U.S. and foreign corporations and foreign governments.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM
Small Cap Growth Fund — Class I	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with small market capitalizations.	SBAM

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Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc. (continued)
Strategic Bond Fund — Class I	Seeks to maximize total return consistent with the preservation of capital. The Fund normally invests in a globally diverse portfolio of fixed-income securities.	SBAM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Travelers Asset Management International Company (“TAMIC”) Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
The Universal Institutional Funds, Inc.
Emerging Markets Equity Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley
Equity Growth Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in growth-oriented equity securities of large capitalization companies.	Morgan Stanley
Global Value Equity Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in equity securities of issuers throughout the world, including U.S. issuers.	Morgan Stanley
Mid Cap Growth Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in common stocks and other equity securities of growth-oriented mid cap companies.	Morgan Stanley
Technology Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in equity securities of companies expected to benefit from their involvement in technology and technology related industries.	Morgan Stanley
U.S. Mid Cap Core Portfolio, Class I	Seeks long-term capital appreciation. The Fund normally invests in common stocks and other equity securities of growth-oriented mid cap companies.	Morgan Stanley
U.S. Real Estate Securities Portfolio, Class I	Seeks above average current income and long-term capital appreciation. The Fund normally invests in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley
Value Portfolio, Class I	Seeks above-average total return over a market cycle of three to five years. The Fund normally invests in common stocks and other equity securities of companies undervalued in comparison to the market.	Morgan Stanley
Van Kampen Life Investment Trust
Comstock Portfolio Class I Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Enterprise Portfolio Class I Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies believed to have above-average potential for capital appreciation.	Van Kampen
Government Portfolio Class I Shares	Seeks high current return consistent with preservation of capital. The Fund normally invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	Van Kampen

14

Funding Option	Investment Objective	Investment Adviser/Subadviser

Van Kampen Life Investment Trust (continued)
Growth and Income Portfolio Class I Shares	Seeks long-term growth of capital and income. The Fund normally invests in income producing equity securities.	Van Kampen
Money Market Portfolio Class I Shares	Seeks protection of capital and high current income. The Fund normally invests in short-term U.S. money market instruments and seeks to maintain a net asset value of $1.00 per share.	Van Kampen
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted
15

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made

Greater than or Equal to	But less than	Withdrawal Charge

0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    if an annuity payout has begun
    if an income option of at least five year’s duration is begun after the first Contract Year due to a minimum distribution under our minimum distribution rules then in effect
16

Free Withdrawal Allowance

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually . We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds

            (2)   after an annuity payout has begun or

            (3)   if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and is equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment

Greater than or Equal to	But less than	Surrender Charge

0 years	2 years	6%
2 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7+ years		0%

Please refer to The Annuity Period for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

17

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

18

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected fund ing options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender

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Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

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Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

    the death benefit will not be payable upon the Annuitant's death the Contingent Annuitant becomes the Annuitant and
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (“Death Report Date”).

Death Proceeds before the Maturity Date

If the Annuitant or an owner is younger than age 80 on the Contract Date: We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

            (1)   the Contract Value on the Death Report Date

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals or

            (3)   the step-up value (if any, as described below)

Step-Up Value. We will establish a step-up value on each Contract Date anniversary that occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant’s 80th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or

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surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant’s 80th birthday will be those related to additional Purchase Payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

            50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

If the Annuitant or an owner is age 80 or older on the Contract Date: We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans not previously deducted:

            (1)   the Contract Value on the Death Report Date or

            (2)   the total Purchase Payments made under the Contract less the total of any withdrawals

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint owner elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is the Annuitant)	The beneficiary(ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, unless there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the

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beneficiary to “stretch” the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy or under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may

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require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for Qualified Contracts and the Annuitant’s 75th birthday for Nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday for nonqualified Contracts or, for qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain qualified Contracts upon either the later of the Contract Owner’s attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

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Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

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Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address

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and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

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Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (“Code”) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

Tax-Free Exchanges: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

29

Types of Contracts: Qualified and Nonqualified

Qualified Annuity Contracts

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject t o minimum distribution rules as provided by the Code and described below.

Taxation of Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

Minimum Distributions for Beneficiaries: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

Nonqualified Annuity Contracts

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your

30

Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

31

Other Tax Considerations

Treatment of Charges for Optional Death Benefits

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Penalty Tax for Premature Distributions

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is

32

an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

Compensation. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washin gton Square Securities and PrimeVest Financial Services), Morgan Stanley, Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial Services, Inc., Prudential Securities, and Citigroup Global

33

Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

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APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit without E.S.P.)

1.25 M&E, 0.15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	14,830,766
	2001	0.972	0.911	13,475,207

Capital Appreciation Portfolio — Service Shares (5/00)	2002	0.872	0.557	710,088
	2002	0.672	0.872	615,886

Strategic Value Portfolio — Service Shares (12/00)	2002	0.925	0.699	208,501
	2001	1.024	0.925	134,151

Worldwide Growth Portfolio — Service Shares (12/00)	2002	0.609	0.446	15,628,276
	2001	0.798	0.609	16,824,804

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.529	1.130	11,108,929
	2001	1.522	1.529	5,065,288
	2000	1.305	1.522	907,328
	1999	1.084	1.305	216,465
	1998	1.000	1.084	55,964

High Yield Bond Fund — Class I (5/98)	2002	1.055	1.116	354,505
	2001	1.017	1.055	421,112
	2000	1.032	1.017	319,825
	1999	0.991	1.032	208,039
	1998	1.000	0.991	117,685

Investors Fund — Class I (4/98)	2002	1.216	0.923	19,285,142
	2001	1.287	1.216	15,853,833
	2000	1.132	1.287	7,090,936
	1999	1.029	1.132	3,905,967
	1998	1.000	1.029	1,764,644
A-1

Accumulation Unit Values (in dollars)

1.25 M&E, 0.15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	1,607,181
	2001	0.987	0.903	1,517,383

Strategic Bond Fund — Class I (5/98)	2002	1.145	1.229	1,123,744
	2001	1.086	1.145	914,232
	2000	1.026	1.086	624,887
	1999	1.037	1.026	344,250
	1998	1.000	1.037	127,127

The Travelers Series Trust
Equity Income Portfolio (12/96)	2002	1.521	1.291	25,581,166
	2001	1.652	1.521	27,130,603
	2000	1.535	1.652	22,535,737

Large Cap Portfolio (12/96)	2002	1.459	1.111	21,047,983
	2001	1.790	1.459	24,478,964
	2000	2.123	1.790	22,306,844

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (5/00)	2002	0.724	0.587	496,810
	2001	0.917	0.724	432,621

Emerging Markets Equity Portfolio (5/98)	2002	0.820	0.737	360,817
	2001	0.889	0.820	359,559
	2000	1.484	0.889	309,348
	1999	0.769	1.484	238,502
	1998	1.000	0.769	27,410

Equity Growth Portfolio (5/00)	2002	0.688	0.490	1,471,505
	2001	0.823	0.688	1,122,971

Global Value Equity Portfolio (5/98)	2002	1.025	0.840	1,131,407
	2001	1.000	1.025	1,261,854
	2001	1.118	1.000	—
	2000	1.017	1.118	922,022
	1999	0.991	1.017	508,044

Mid Cap Growth Portfolio (5/00)	2002	0.600	0.407	1,131,038
	2001	0.861	0.600	1,118,232
A-2

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Mid Cap Value Portfolio (6/98)	2002	1.288	0.914	1,337,465
	2001	1.348	1.288	1,390,184
	2000	1.235	1.348	859,060
	1999	1.042	1.235	818,991
	1998	1.000	1.042	219,618

Technology Portfolio (5/00)	2002	0.330	0.166	1,840,625
	2001	0.654	0.330	1,926,762

U.S. Real Estate Portfolio (10/98)	2002	1.184	1.158	480,808
	2001	1.093	1.184	478,734
	2000	0.866	1.093	138,149

Value Portfolio (5/98)	2002	1.059	0.813	1,728,646
	2001	1.050	1.059	1,653,571
	2000	0.852	1.050	938,077
	1999	0.880	0.852	853,765
	1998	1.000	0.880	258,345

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (5/99)	2002	1.128	0.898	360,360
	2001	1.173	1.128	384,749
	2000	0.916	1.173	272,114
	1999	1.000	0.916	65,606

Domestic Income Portfolio (8/98)	2002	1.116	1.108	—
	2001	1.029	1.116	1,007,712
	2000	0.983	1.029	815,911
	1999	1.019	0.983	533,733
	1998	1.000	1.019	116,317

Emerging Growth Portfolio — Class I Shares (6/98)	2002	1.452	0.967	881,610
	2001	2.150	1.452	1,085,722
	2000	2.426	2.150	1,080,269
	1999	1.204	2.426	483,237
	1998	1.000	1.204	27,189
A-3

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Enterprise Portfolio — Class I Shares (7/98)	2002	0.888	0.619	1,203,650
	2001	1.132	0.888	1,430,647
	2000	1.344	1.132	1,563,368
	1999	1.083	1.344	953,537
	1998	1.000	1.083	233,972

Government Portfolio — Class I Shares (10/98)	2002	1.172	1.266	1,730,223
	2001	1.111	1.172	580,913
	2000	1.003	1.111	488,214
	1999	1.052	1.003	333,180
	1998	1.000	1.052	347,758

Growth and Income Portfolio — Class I Shares (6/98)	2002	1.254	1.057	1,239,684
	2001	1.350	1.254	1,513,888
	2000	1.147	1.350	1,663,683
	1999	1.030	1.147	1,105,415
	1998	1.000	1.030	292,761

Money Market Portfolio — Class I Shares (5/98)	2002	1.127	1.125	2,226,422
	2001	1.102	1.127	2,230,550
	2000	1.055	1.102	1,706,894
	1999	1.023	1.055	545,168
	1998	1.000	1.023	637,874

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	9,701,628
	2001	0.923	0.796	8,023,592

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (12/00)	2002	0.999	0.887	5,310,526
	2001	1.050	0.999	1,727,443

A-4

Notes

In 2002 Van Kampen Life Investment Trust: Government Portfolio acquired all the assets and stated liabilities of Van Kampen Life Investment Trust: Domestic Income Portfolio, so it is no longer available as a funding option.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

The Universal Institutional Funds: Active International Allocation Portfolio was liquidated on October 31, 2003 and is no longer available as a funding option.

A-5

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit without E.S.P.).

1.25 M&E, .15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)	2002	0.911	0.839	15,615,584
	2001	0.972	0.911	12,635,819

Capital Appreciation Portfolio — Service Shares (7/00)	2002	0.672	0.557	3,211,262
	2001	0.872	0.672	2,849,671

Strategic Value Portfolio — Service Shares (2/01)	2002	0.925	0.699	858,024
	2001	1.024	0.925	749,723

Worldwide Growth Portfolio — Service Shares (5/00)	2002	0.609	0.446	22,039,418
	2001	0.798	0.609	22,841,930

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (5/98)	2002	1.529	1.130	14,322,306
	2001	1.522	1.529	12,398,140
	2000	1.305	1.522	5,750,512
	1999	1.084	1.305	2,802,945
	1998	1.000	1.084	1,220,503

High Yield Bond Fund — Class I (5/98)	2002	1.055	1.116	3,974,358
	2001	1.017	1.055	3,941,691
	2000	1.032	1.017	3,132,176
	1999	0.991	1.032	3,085,254
	1998	1.000	0.991	2,965,625

Investors Fund — Class I (4/98)	2002	1.216	0.923	19,758,109
	2001	1.287	1.216	19,646,073
	2000	1.132	1.287	12,889,045
	1999	1.029	1.132	8,670,638
	1998	1.000	1.029	3,232,444
B-1

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Small Cap Growth Fund — Class I (5/00)	2002	0.903	0.581	5,433,438
	2001	0.987	0.903	4,642,573

Strategic Bond Fund — Class I (5/98)	2002	1.145	1.229	9,223,742
	2001	1.086	1.145	7,447,350
	2000	1.026	1.086	4,817,402
	1999	1.037	1.026	3,695,681
	1998	1.000	1.037	1,887,776

The Travelers Series Trust
Equity Income Portfolio (12/96)	2002	1.521	1.291	34,048,348
	2001	1.652	1.521	37,812,927
	2000	1.535	1.652	—

Large Cap Portfolio (12/96)	2002	1.459	1.111	27,044,542
	2001	1.790	1.459	34,215,372
	2000	2.123	1.790	—

The Universal Institutional Funds, Inc.
Active International Allocation Portfolio (5/00)	2002	0.724	0.587	2,788,898
	2001	0.917	0.724	2,321,630

Emerging Markets Equity Portfolio (5/98)	2002	0.820	0.737	2,858,356
	2001	0.889	0.820	3,202,246
	2000	1.484	0.889	2,933,453
	1999	0.769	1.484	1,187,791
	1998	1.000	0.769	325,885

Equity Growth Portfolio (5/00)	2002	0.688	0.490	5,699,969
	2001	0.823	0.688	5,808,229

Global Value Equity Portfolio (5/98)	2002	1.025	0.840	8,455,101
	2001	1.000	1.025	8,990,510
	2001	1.118	1.000	—
	2000	1.017	1.118	7,845,996
	1999	0.991	1.017	4,937,653
	1998	1.000	0.991	2,791,215
B-2

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Mid Cap Growth Portfolio (5/00)	2002	0.600	0.407	7,622,040
	2001	0.861	0.600	7,985,971

Mid Cap Value Portfolio (5/98)	2002	1.288	0.914	11,612,662
	2001	1.348	1.288	12,284,770
	2000	1.235	1.348	9,721,232
	1999	1.042	1.235	5,752,898
	1998	1.000	1.042	3,208,568

Technology Portfolio (5/00)	2002	0.330	0.166	11,141,281
	2001	0.654	0.330	12,911,565
	2000	1.000	0.654	8,223,281

U.S. Real Estate Portfolio (5/98)	2002	1.184	1.158	3,294,235
	2001	1.093	1.184	3,245,254
	2000	0.866	1.093	2,626,035

Value Portfolio (5/98)	2002	1.059	0.813	12,016,877
	2001	1.050	1.059	12,306,001
	2000	0.852	1.050	9,127,020
	1999	0.880	0.852	6,166,448
	1998	1.000	0.880	2,812,523

Van Kampen Life Investment Trust
Comstock Portfolio — Class I Shares (5/99)	2002	1.128	0.898	3,145,076
	2001	1.173	1.128	3,175,023
	2000	0.916	1.173	2,259,815
	1999	1.000	0.916	592,847

Domestic Income Portfolio (6/98)	2002	1.116	1.108	—
	2001	1.029	1.116	3,566,483
	2000	0.983	1.029	3,099,728
	1999	1.013	0.983	2,370,354
	1998	1.000	1.013	922,300

Emerging Growth Portfolio — Class I Shares (5/98)	2002	1.452	0.967	8,168,531
	2001	2.150	1.452	9,617,726
	2000	2.426	2.150	10,070,879
B-3

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Growth Portfolio — Class I Shares (continued)	1999	1.204	2.426	4,454,847
	1998	1.000	1.204	1,147,906

Enterprise Portfolio — Class I Shares (5/98)	2002	0.888	0.619	10,974,877
	2001	1.132	0.888	13,325,467
	2000	1.344	1.132	14,493,536
	1999	1.083	1.344	6,294,366
	1998	1.000	1.083	1,807,065

Government Portfolio — Class I Shares (5/98)	2002	1.172	1.266	8,077,581
	2001	1.111	1.172	3,329,608
	2000	1.003	1.111	2,405,941
	1999	1.052	1.003	1,781,637
	1998	1.000	1.052	754,724

Growth and Income Portfolio — Class I Shares (5/98)	2002	1.254	1.057	11,033,781
	2001	1.350	1.254	12,134,238
	2000	1.147	1.350	10,991,961
	1999	1.030	1.147	6,242,006
	1998	1.000	1.030	2,274,752

Money Market Portfolio — Class I Shares (5/98)	2002	1.127	1.125	7,145,521
	2001	1.102	1.127	9,461,724
	2000	1.055	1.102	5,786,461
	1999	1.023	1.055	7,282,651
	1998	1.000	1.023	4,773,944

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.796	0.710	10,767,860
	2001	0.923	0.796	8,215,904

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/01)	2002	0.999	0.887	4,832,433
	2001	1.050	0.999	1,308,941
	2000	1.000	1.050	—

B-4

Notes

In 2002 Van Kampen Life Investment Trust: Government Portfolio acquired all the assets and stated liabilities of Van Kampen Life Investment Trust: Domestic Income Portfolio, so it is no longer available as a funding option.

The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

The Universal Institutional Funds: Active International Allocation Portfolio was liquidated on October 31, 2003 and is no longer available as a funding option.

B-5

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.

Name:	_________________________________________
Address:	_________________________________________
_________________________________________

D-1

L-21249	May 1, 2003 (12/03)

                                       SUPPLEMENT DATED DECEMBER 17, 2003 TO THE
                                           TRAVELERS PORTFOLIO ARCHITECT ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Portfolio Architect Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

The second paragraph under the Fee Table section is deleted in its entirety. The table is deleted and replaced with the following:

TRANSACTION EXPENSES

       WITHDRAWAL CHARGE........................................   6%(1)
       (as a percentage of the Purchase Payments withdrawn)

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................   $30(2)

ANNUAL SEPARATE ACCOUNT CHARGES:
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25%
and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit ("GMWB"), both optional features.
Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge...............     1.25%
       Administrative Expense Charge...................     0.15%
       TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH NO
       OPTIONAL FEATURES SELECTED......................     1.40%
       Optional E.S.P. Charge..........................     0.20%
       TOTAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
       SELECTED........................................     1.60%
       Maximum Optional GMWB Charge....................     1.00%(3)
       TOTAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
       SELECTED........................................     2.40%
       TOTAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
       GMWB SELECTED...................................     2.60%

---------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 7 years. The charge is as follows:

   YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
 GREATER THAN OR EQUAL TO    BUT LESS THAN      WITHDRAWAL CHARGE

          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(2) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(3) The current charge for GMWB is 0.40%

THE VARIABLE FUNDING OPTIONS

The following 2 paragraphs are added before the short descriptions of the underlying funds:

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Underlying Funds under which the Company and
TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the
Company and TDLLC incur in promoting, issuing, distributing and administering the Contracts.

The payments are generally based on a percentage of the average assets of each
Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. Aggregate fees relating to the different
Funds may vary in amount and may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees
(12b-1 fees) that are deducted from an Underlying Fund's assets as part of its
Total Annual Operating Expenses. The arrangements may vary for each Underlying
Fund.

BENEFICIARY CONTRACT CONTINUANCE

The first paragraph under the Beneficiary Contract Continuance section is deleted in its entirety and replaced with the following:

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death
Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The 2 paragraphs under "Distribution of Variable Annuity Contracts" are deleted in their entirety and replaced with the following:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC
("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and
Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford,
Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC
is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the
Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are

solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the
Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and
TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and 2% annually of average account value (if asset based compensation is paid to registered representatives). We may also periodically establish commission specials;
however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities
Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation,
Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network
(including Financial Network Corporation, Locust Street Securities,
Multi-Financial Securities, IFG Network Securities, VESTAX Securities,
Washington Square Securities and PrimeVest Financial Services), Morgan Stanley,
Merrill Lynch, NFP Securities, Inc., Piper Jaffray, Primerica Financial
Services, Inc., Prudential Securities, and Citigroup Global Markets. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the
Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The
Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company,
Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers,
L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower
Square Securities, Inc. ("Tower Square"), which is affiliated with the Company.
Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET LLC. The Company has entered into an agreement with CitiStreet LLC
("CitiStreet"), an affiliate of the Company, whereby the Company pays CitiStreet fees in connection with CitiStreet's provision of certain administrative, recordkeeping, marketing and support services in support of annuity contracts purchased from the Company in connection with Section 401(a), 401(k), 403(b),
457(b) and 408(b) plans. The Company will also provide compensation to
CitiStreet LLC in connection with the sale of the Contracts to such plans.

FEDERAL TAX CONSIDERATIONS

The current section on Federal Tax Considerations is deleted in its entirety and replaced with the following:

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The
Internal Revenue Code ("Code") governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax
Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income
(top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity
Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NONQUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section
403(b), corporate sponsored pension and profit-sharing plans (including 401(k)
plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of qualified contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts
(including earnings) may be withdrawn tax-free. The rights and benefits under a
Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to qualified annuity contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or
Contract. The Contract is available as a vehicle for IRA rollovers and for other
Qualified Contracts. There are special rules which govern the taxation of
Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age
701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your
403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES: When a death benefit becomes due upon the death of the owner and/or annuitant, a lump sum may be taken, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death, or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS
IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NONQUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

As the owner of a nonqualified annuity, you do not receive any tax benefit
(deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs --
either as a withdrawal (distribution made prior to the Maturity Date), or as
Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the
Annuity Payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to
Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after
April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase
Payments. These withdrawn earnings are includable in your taxable income. (See
Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the
Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity Contracts based on a
Separate Account must meet specific diversification standards. Nonqualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified.
Final tax regulations define how Separate Accounts must be diversified. The
Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract
Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for
Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.
There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a nonqualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL DEATH BENEFITS

The Contract may provide one or more optional enhanced death benefits that in some cases may exceed the greater of purchase price or the contract value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced death benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both qualified and nonqualified Contracts, taxable distributions taken before the contract owner has reached the age of 591/2 will be subject to a 10%
additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from nonqualified annuity contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto
Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto
Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the contract owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty.
NRAs should seek guidance from a tax adviser regarding their personal situation.

December 2003                                                            L-23113